FREIGHT RECEIVABLES (Detail Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	$ 0.0	$ 0.5	$ 0.2
Financial assets individually assessed for credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	$ 0.0	$ 0.6	$ 1.9